Share capital (Tables)	6 Months Ended
Jun. 30, 2025
Schedule of share capital issued

	June 30, 2025		December 31, 2024
	Number of		Number of
Class A common shares	Shares	Amount	Shares	Amount

Balance, beginning of period:	53,618,357	$213,528	41,535,755	$209,296
Private placement	5,502,108	8,692	7,466,568	2,445
Issuance costs	-	(1,072)	329,899	(254)
Exercise of warrants	109,545	75	4,286,135	2,041
Balance, end of period:	59,230,010	$221,223	53,618,357	$213,528

Schedule of contributed surplus

	June 30,	December 31,
	2025	2024

Balance, beginning of period	$28,009	$26,985
Share-based compensation	72	487
Issuance costs	-	103
Exercise of warrants	-	434
RSU and options surrenders	(1,780)	-

Balance, end of period	$26,301	$28,009

Schedule of share options outstanding

The following tables summarize information regarding share options outstanding:

	June 30, 2025		December 31, 2024
		Weighted		Weighted
	Number of	average	Number of	average
	shares	exercise	shares	exercise
	under option	price (CDN)	under option	price (CDN)

Options outstanding,
beginning of period	699,442	$0.72	794,443	$0.72
Expired	-	-	(95,001)	0.70
Surrender	(699,442)	0.72	-	-

Options outstanding, end of period	-	$-	699,442	$0.72

Options exercisable, end of period	-	$-	699,442	$0.72

Schedule of RSUs outstanding

The following tables summarize information regarding RSUs outstanding:

	June 30,	December 31,
	2025	2024
	Number of	Number of
	RSUs	RSUs

RSUs outstanding, beginning of period	3,779,623	3,779,623
Issued	-	100,000
Forfeitures	-	(100,000)
Surrenders	(609,866)	-

RSUs outstanding, end of period	3,169,757	3,779,623

Schedule of share based compensation

Non-cash compensation expense has been included in operating costs with respect to the share options, RSUs and shares granted to employees and non-employees as follows:

	For the three months		For the six months
	ended June 30,		ended June 30,
	2025	2024	2025	2024

Employees	$21	$83	$37	$172
Directors and advisors	8	32	35	69

Non-cash compensation	$29	$115	$72	$241